Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,069,865.31
Previously Paid Amount	1,702.22
Total Fee Amount	1,804.95
Total Offset Amount	0.00
Net Fee	$ 102.73
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A